Expense Example - Growth Allocation Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 90
3 Years	281
5 Years	488
10 Years	1,084
Investor
Expense Example:
1 Year	115
3 Years	359
5 Years	622
10 Years	$ 1,375